Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Reserves
Schedule of movements in reserves

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of January 1, 2020	(3,072)	(156)	20,027	16,799
Effective portion of changes in fair value of cash flow hedges	(750)	—	—	(750)
Share-based compensation, net of accrued dividend	—	—	5,385	5,385
Settlement of share-based compensation	—	—	(2,824)	(2,824)
Actuarial gain	—	57	—	57
Balance as of December 31, 2020	(3,822)	(99)	22,588	18,667
Effective portion of changes in fair value of cash flow hedges	(161)	—	—	(161)
Share-based compensation, net of accrued dividend	—	—	3,351	3,351
Settlement of share-based compensation	—	—	(6,535)	(6,535)
Balance as of December 31, 2021	(3,983)	(99)	19,404	15,322
Effective portion of changes in fair value of cash flow hedges	384	—	—	384
Share-based compensation, net of accrued dividend	—	—	758	758
Balance as of December 31, 2022	(3,599)	(99)	20,162	16,464

Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 5, 2020	Common	$0.15	March 12, 2020	12,082
March 12, 2020	Preference	$0.546875	April 1, 2020	2,516
May 6, 2020	Common	$0.05	May 28, 2020	4,035
May 14, 2020	Preference	$0.546875	July 1, 2020	2,516
August 4, 2020	Common	$0.05	August 27, 2020	4,758
September 16, 2020	Preference	$0.546875	October 1, 2020	2,516
November 9, 2020	Common	$0.05	November 30, 2020	4,759
December 9, 2020	Preference	$0.546875	January 4, 2021	2,516
Total				35,698
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
August 4, 2021	Common	$0.15	August 11, 2021	14,308
September 16, 2021	Preference	$0.546875	October 1, 2021	2,516
September 30, 2021	Common	$0.10	October 1, 2021	9,539
November 15, 2021	Preference	$0.546875	December 31, 2021	2,516
November 15, 2021	Common	$0.15	November 18, 2021	14,308
November 15, 2021	Common	$0.10	February 28, 2022	9,539
Total				67,286
February 23, 2022	Common	$0.15	March 1, 2022	14,308
March 9, 2022	Preference	$0.546875	April 1, 2022	2,516
May 10, 2022	Common	$0.15	May 12, 2022	14,308
May 10, 2022	Preference	$0.546875	July 1, 2022	2,516
August 3, 2022	Common	$0.15	August 5, 2022	14,308
August 3, 2022	Preference	$0.546875	October 4, 2022	2,516
November 9, 2022	Common	$0.15	November 10, 2022	14,308
November 29, 2022	Preference	$0.546875	December 30, 2022	2,516
Total				67,296